UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:
                                            Goldman, Sachs & Co.
                                            4900 Sears Tower
                                            Chicago, IL  60606


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                 ILAPrime Obligations Portfolio ILA Money Market
                                    Portfolio  ILA   Government   Portfolio  ILA
                                    Treasury Obligations  Portfolio ILA Treasury
                                    Instruments  Portfolio ILA Federal Portfolio
                                    ILA  Tax-Exempt  Diversified  Portfolio  ILA
                                    Tax-Exempt    California    Portfolio    ILA
                                    Tax-Exempt  New  York  Portfolio   Financial
                                    Square  Prime   Obligations  Fund  Financial
                                    Square  Money Market Fund  Financial  Square
                                    Treasury  Obligations  Fund Financial Square
                                    Treasury Instruments Fund
                                        Financial Square Federal Fund
                                    Financial  Square  Government Fund Financial
                                    Square  Tax-Free Money Market Fund Financial
                                    Square  Premium  Money  Market Fund  Goldman
                                    Sachs Balanced  Strategy  Portfolio  Goldman
                                    Sachs Growth and Income  Strategy  Portfolio
                                    Goldman  Sachs  Growth  Strategy   Portfolio
                                    Goldman  Sachs  Aggressive  Growth  Strategy
                                    Portfolio    Goldman   Sachs    Conservative
                                    Strategy Portfolio Goldman Sachs Real Estate
                                    Securities   Fund  Goldman  Sachs   Internet
                                    Tollkeeper Fund

3.       Investment Company Act File Number:  811-5349

         Securities Act File Number:  33-17619

4(a)     Last day of fiscal year for which this Form is filed:
                                                     December 31, 1999


4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


          Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                       $343,992,029,840
                                                          --------------
         (ii)     Aggregate price of securities
                  redeemed or repurchased during the
                  fiscal year:                         $333,696,419,552
                                                       --------------

         (iii)Aggregate  price of securities
              redeemed or repurchased during any
              prior fiscal year ending no earlier
              than October 11, 1995 that were not
              previously used to reduce registration
              fees payable to the Commission:            $0
                                                         ------------

         (iv) Total available redemption credits
              [add Items 5(ii) and 5(iii)]:           -$333,696,419,552
                                                       --------------

         (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                           $10,295,610,288
                                                         ------------


         (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)] $0
                                                         ------------
         (vii) Multiplier for determining registration fee (See Instruction
               C.9):                                   x      .000264
                                                       --------------

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
                (enter "0" if no fee is due):          =$2,718,041.12
                                                       --------------

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                        +$       0
                                                          -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                        =$2,718,041.12
                                                          -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

         [ X] Wire Transfer
         [  ] Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*
                                             John Perlowski
                                             -------------------------
                                             John Perlowski, Treasurer


Date:



*Please print the name and title of the signing officer below the signature.